CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY		Additional Paid-in Capital CNY (¥) [1]	Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive income CNY (¥)	Shareholders' Equity CNY (¥)	Non-controlling Interest CNY (¥)	Common stock Class A ordinary shares CNY (¥) shares		Common stock Class B ordinary shares CNY (¥) shares		CNY (¥) shares	USD ($) shares
Opening Balance at Jun. 30, 2020		¥ 287,077,740	¥ 4,148,929	¥ (184,027,586)	¥ 2,825,731	¥ 110,029,762	¥ 10,614,526	¥ 4,948	[1]			¥ 120,644,288	$ 16,637,609
Opening Balance (in shares) at Jun. 30, 2020	[1]							454,883
Capital contribution in non-controlling interests							50,000					50,000	6,895
Step acquisition of FGS							34,790,000					34,790,000	4,797,760
Capital contribution receivable due from non-controlling Interest							(50,000,000)					(50,000,000)	(6,895,315)
Stock issuance		81,087,271				81,091,141		¥ 3,870	[1]			81,091,141	11,182,980
Stock issuance (in shares)	[1]							334,117
Stock issuance for warrants exercised		21,128,345				21,130,035		¥ 1,690	[1]			21,130,035	2,913,965
Stock issuance for warrants exercised (in shares)	[1]							143,951
Proceeds from Pre-founded warrants		30,275,713				30,276,569		¥ 856	[1]			30,276,569	4,175,330
Proceeds from Pre-founded warrants (in shares)	[1]							73,889
Issuance of common share in exchange of shares of Starry, net of issuance costs		27,675,248				27,675,450		¥ 202	[1]			27,675,450	3,816,619
Issuance of common share in exchange of shares of Starry, net of issuance costs (in shares)	[1]							17,575
Restricted shares issued for management		6,139,915				6,140,037		¥ 122	[1]			6,140,037	846,750
Restricted shares issued for management (in shares)	[1]							10,481
Stock issuance for convertible notes redemption		42,429,692				42,435,669		¥ 5,977	[1]			42,435,669	5,852,146
Stock issuance for convertible notes redemption (in shares)	[1]							512,519
Net income (loss) for the period				(22,832,734)		(22,832,734)	(3,034,094)					(25,866,828)	(3,567,199)
Foreign currency translation adjustment					(850,895)	(850,895)						(850,895)	(117,344)
Ending Balance at Jun. 30, 2021		495,813,924	4,148,929	(206,860,320)	1,974,836	295,095,034	(7,579,568)	¥ 17,665	[1]			287,515,466	39,650,196
Ending Balance (in shares) at Jun. 30, 2021	[1]							1,547,415
Capital contribution in non-controlling interests							1,130,000					1,130,000	155,834
Restricted shares issued for services		8,934,933				8,935,919		¥ 986	[1]			8,935,919	1,232,320
Restricted shares issued for services (in shares)	[1]							86,111
Stock issuance for Pre-founded warrants		92,392				93,321		¥ 929	[1]			93,321	12,870
Stock issuance for Pre-founded warrants (in shares)	[1]							81,667
Cancellation of ordinary shares issued to Starry Lab		(27,675,248)				(27,675,450)		¥ (202)	[1]			(27,675,450)	(3,816,619)
Cancellation of ordinary shares issued to Starry Lab (in shares)	[1]							(17,575)
Restricted shares issued for management		39,260,798				39,263,485		¥ 83	[1]	¥ 2,604	[1]	39,263,485	5,414,682
Restricted shares issued for management (in shares)								7,148	[1]	4,100,000	[2]
Net income (loss) for the period				95,586,795		95,586,795	(1,297,400)					94,289,395	13,003,100
Foreign currency translation adjustment					9,332,625	9,332,625						9,332,625	1,287,028
Ending Balance at Jun. 30, 2022		516,426,799	4,148,929	(111,273,525)	11,307,461	420,631,729	(7,746,968)	¥ 19,461	[1]	¥ 2,604	[1]	412,884,761	56,939,411
Ending Balance (in shares) at Jun. 30, 2022								1,704,766	[1]	4,100,000	[2]
Restricted shares issued for services		5,805,150				5,805,840		¥ 690	[1]			5,805,840	800,662
Restricted shares issued for services (in shares)	[1]							55,556
Stock issuance		28,168,902				28,174,993		¥ 6,091	[1]			28,174,993	3,885,509
Stock issuance (in shares)	[1]							490,417
Proceeds from Pre-founded warrants		3,750,282				3,750,282						3,750,282	517,188
Restricted shares issued for management		26,188,928				26,191,707		¥ 690	[1]	¥ 2,089	[1]	¥ 26,191,707	$ 3,612,002
Restricted shares issued for management (in shares)								55,556	[1]	3,000,000	[2]
Stock issuance for convertible notes redemption (in shares)												9,225,338	9,225,338
Net income (loss) for the period				(59,167,301)		(59,167,301)	(2,309,091)					¥ (61,476,392)	$ (8,477,982)
Foreign currency translation adjustment					23,819,712	23,819,712						23,819,712	3,284,889
Ending Balance at Jun. 30, 2023		¥ 580,340,061	¥ 4,148,929	¥ (170,440,826)	¥ 35,127,173	¥ 449,206,962	¥ (10,056,059)	¥ 26,932	[1]	¥ 4,693	[1]	¥ 439,150,903	$ 60,561,679
Ending Balance (in shares) at Jun. 30, 2023								2,306,295	[1]	7,100,000	[2]

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.
[2]	Retrospectively restated for effect of changing in class of shares on April 5, 2021.